HELD FOR SALE (Tables)	12 Months Ended
Dec. 31, 2021
Non-current assets or disposal groups classified as held for sale or as held for distribution to owners [abstract]
Schedule of assets and liabilities classified as held-for-sale
The following is a summary of the assets and liabilities classified as held for sale as at December 31, 2021 and 2020:

AS AT DEC. 31 (MILLIONS)	Real Estate	Infrastructure	Renewable Power and Transition and Other	2021 Total	2020 Total
Assets
Cash and cash equivalents	$204	$—	$9	$213	$6
Accounts receivable and other	295	—	3	298	67
Equity accounted investments	130	146	—	276	1,533
Investment properties	9,053	—	—	9,053	4,224
Property, plant and equipment	1,820	—	54	1,874	82
Goodwill	220	—	—	220	—
Other long-term assets	—	—	—	—	5
Deferred income tax assets	24	—	—	24	—
Assets classified as held for sale	$11,746	$146	$66	$11,958	$5,917
Liabilities
Accounts payable and other	$136	$—	$3	$139	$118
Non-recourse borrowings of managed entities	3,006	—	3	3,009	2,234
Deferred income tax liabilities	—	—	—	—	7
Liabilities associated with assets classified as held for sale	$3,142	$—	$6	$3,148	$2,359